EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation asset changes (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 3,347,354	$ 1,103,700
Acquisition costs - cash	674,933	475,287
Acquisition costs - shares	265,000	87,000
Acquisition costs - staking	9,620
Assays	2,110,637	48,357
Camp costs	367,795	73,460
Drilling costs	9,308,936	355,147
Geological expenses	2,278,060	309,294
Other costs	358,480	181,540
Supplies and rentals	1,182,684	32,771
Travel & accommodation	1,561,684	708,716
Total for the year	18,117,829	2,271,572
Mining tax credits		(27,918)
Ending Balance	21,465,183	3,347,354
CAP [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	1,995,944	964,721
Acquisition costs - cash	0	0
Acquisition costs - shares	0	0
Acquisition costs - staking	9,620
Assays	274,330	34,575
Camp costs	367,795	73,460
Drilling costs	1,071,643	355,147
Geological expenses	440,097	132,761
Other costs	73,301	16,912
Supplies and rentals	128,696	13,688
Travel & accommodation	1,163,643	432,598
Total for the year	3,529,125	1,059,141
Mining tax credits		(27,918)
Ending Balance	5,525,069	1,995,944
Carbo [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	138,978	138,978
Acquisition costs - cash	0	0
Acquisition costs - shares	0	0
Acquisition costs - staking	0
Assays	7,287	0
Camp costs	0	0
Drilling costs	0	0
Geological expenses	14,368	0
Other costs	0	0
Supplies and rentals	0	0
Travel & accommodation	0	0
Total for the year	21,655	0
Mining tax credits		0
Ending Balance	160,633	138,978
West James Bay [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	1	1
Acquisition costs - cash	0	0
Acquisition costs - shares	0	0
Acquisition costs - staking	0
Assays	0	0
Camp costs	0	0
Drilling costs	0	0
Geological expenses	0	0
Other costs	0	0
Supplies and rentals	0	0
Travel & accommodation	0	0
Total for the year	0	0
Mining tax credits		0
Ending Balance	1	1
Lac Le Moyne [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	267,482	0
Acquisition costs - cash	25,000	25,000
Acquisition costs - shares	265,000	87,000
Acquisition costs - staking	0
Assays	17,095	0
Camp costs	0	0
Drilling costs	0	0
Geological expenses	5,130	100,798
Other costs	0	0
Supplies and rentals	10,134	9,240
Travel & accommodation	9,587	45,444
Total for the year	331,946	267,482
Mining tax credits		0
Ending Balance	599,428	267,482
Bianco [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	319,131	0
Acquisition costs - cash	0	30,000
Acquisition costs - shares	0	0
Acquisition costs - staking	0
Assays	0	13,782
Camp costs	0	0
Drilling costs	0	0
Geological expenses	1,922	75,735
Other costs	0	0
Supplies and rentals	0	9,843
Travel & accommodation	0	189,771
Total for the year	1,922	319,131
Mining tax credits		0
Ending Balance	321,053	319,131
Rift [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	625,818	0
Acquisition costs - cash	569,359	420,287
Acquisition costs - shares	0	0
Acquisition costs - staking	0
Assays	1,811,925	0
Camp costs	0	0
Drilling costs	8,237,293	0
Geological expenses	1,816,543	0
Other costs	285,179	164,628
Supplies and rentals	1,043,854	0
Travel & accommodation	388,454	40,903
Total for the year	14,152,607	625,818
Mining tax credits		0
Ending Balance	14,778,425	625,818
Iron Hills [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	0	0
Acquisition costs - cash	80,574	0
Acquisition costs - shares	0	0
Acquisition costs - staking	0
Assays	0	0
Camp costs	0	0
Drilling costs	0	0
Geological expenses	0	0
Other costs	0	0
Supplies and rentals	0	0
Travel & accommodation	0	0
Total for the year	80,574	0
Mining tax credits		0
Ending Balance	$ 80,574	$ 0